RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS, Other Disclosures (Details)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
United States Pension Plans [Member]
Weighted average assumptions used in calculating net periodic benefit cost [Abstract]
Discount rate - net periodic rate (in hundredths)	5.00%	5.25%	8.50%
Average increasee in compensation levels - net periodic costs (in hundredths)	3.50%	3.50%	3.50%
Expected long-term return on assets - net periodic costs (in hundredths)	8.25%	8.50%	8.50%
Weighted average assumptions used in calculating benefit obligation [Abstract]
Discount rate - benefit obligation (in hundredths)	4.50%	5.00%
Average increase in compensation levels - net periodic costs (in hundredths)	3.50%	3.50%
Expected long-term return on assets - benefit obligation (in hundredths)	8.00%	8.25%
Foreign Pension Plans [Member]
Weighted average assumptions used in calculating net periodic benefit cost [Abstract]
Discount rate minimum - net periodic cost (in hundredths)	2.00%	2.25%	2.25%
Discount rate maximum - net periodic costs (in hundredths)	5.25%	5.75%	6.50%
Average increase in compensation levels - net periodic costs - minimum (in hundredths)	2.50%	2.50%	2.50%
Average increase in compensation levels - net periodic costs - maximum (in hundredths)	3.75%	3.75%	4.00%
Expected long-term return on assets - net periodic costs - minimum (in hundredths)	4.00%	4.25%	4.50%
Expected long-term return on assets - net periodic costs - maximum (in hundredths)	6.75%	7.00%	7.25%
Weighted average assumptions used in calculating benefit obligation [Abstract]
Discount rate minimum - benefit obligation (in hundredths)	2.00%	2.00%
Discount rate maximum - benefit obligation (in hundredths)	5.50%	5.25%
Average increase in compensation levels minimum - benefit obligation (in hundredths)	2.50%	2.50%
Average increase in compensation levels maximum - benefit obligation (in hundredths)	3.25%	3.75%
Expected long-term return on assets - benefit obligation - minimum (in hundredths)	4.00%	4.00%
Expected long-term return on assets - benefit obligation - maximum (in hundredths)	6.50%	6.75%
United States Postretirement Benefit Plan [Member]
Weighted average assumptions used in calculating net periodic benefit cost [Abstract]
Discount rate - net periodic rate (in hundredths)	5.50%	5.50%	8.50%
Expected long-term return on assets - net periodic costs (in hundredths)	8.25%	8.50%	8.50%
Current medical cost trend rate (in hundredths)	10.00%	10.00%	10.00%
Ultimate medical cost trend rate (in hundredths)	4.75%	5.00%	5.00%
Medical cost trend rate decreases to ultimate rate in year	2025	2019	2018
Weighted average assumptions used in calculating benefit obligation [Abstract]
Discount rate - benefit obligation (in hundredths)	4.75%	5.50%
Expected long-term return on assets - benefit obligation (in hundredths)	8.00%	8.25%
Current medical cost trend rate - benefit obligation (in hundredths)	9.00%	10.00%
Ultimate medical cost trend rate - benefit obligation (in hundredths)	4.50%	4.75%
Medical cost trend rate decreases to ultimate rate in year - benefit obligation	2026	2025